Noncontrolling Interests (Tables)	12 Months Ended
May 31, 2017
Noncontrolling Interest [Abstract]
Summary of Changes in Noncontrolling Interest

	Koolearn Corporation	Xuncheng	New Road	Jinzhou School	Dongfangyoubo	Ainuoshida	Total
	US$	US$	US$	US$	US$	US$	US$
Balance as of May 31, 2015	3,458	—	38	—	—	—	3,496
Capital injection from noncontrolling interests shareholders	—	28,737	—	182	—	—	28,919
Capital repurchase from noncontrolling interests shareholders	(3,497)	—	—	—	—	—	(3,497)
Unrealized gain on available-for-sale investment attributed to noncontrolling interests shareholders	—	999	—	—	—	—	999
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	—	(269)	(2)	—	—	—	(271)
Net income (loss) attributed to noncontrolling interests shareholders	39	423	3	(21)	—	—	444

Balance as of May 31, 2016	—	29,890	39	161	—	—	30,090
Capital injections from noncontrolling interests shareholders	—	3,348	—	—	576	—	3,924
Addition of noncontrolling interests in connection with acquisition	—	—	—	—	—	3,909	3,909
Unrealized gain on available-for-sale investment attributed to noncontrolling interests shareholders	—	(23)	—	—	—	—	(23)
Foreign currency translation adjustment attributed to noncontrolling interests shareholders	—	(1,118)	(2)	(4)	2	13	(1,109)
Net income (loss) attributed to noncontrolling interests shareholders	—	4,454	(1)	(176)	(254)	(1,684)	2,339

Balance as of May 31, 2017	—	36,551	36	(19)	324	2,238	39,130

Schedule of Effects of Changes in Ownership Interest on Equity

The schedule below discloses the effects of changes in the Company’s ownership interest on the Company’s equity:

	Year Ended May 31,
	2016	2017
	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.	224,884	274,457
Increase in the Group’s additional paid-in capital resulting from capital injection of Dongfangyoubo’s noncontrolling interests shareholders	—	138
Increase in the Group’s additional paid-in capital resulting from capital injection of Xuncheng’s noncontrolling interests shareholders	39,579	4,733
Decrease in the Group’s additional paid-in capital resulting from capital repurchase from Xuncheng’s noncontrolling interests shareholders	—	(5,412)
Increase in the Group’s additional paid-in capital resulting from transferring Xuncheng’s common shares to noncontrolling interests shareholders		5,704

Changes from net income attributable to New Oriental Education & Technology Group Inc. shareholders and transfers from/to noncontrolling interests	264,463	279,620